Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information
Entity Registrant Name	ENERPLUS CORP
Entity Central Index Key	0001126874
Document Type	40-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	206,539,459
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY